Document And Entity Information	3 Months Ended
Mar. 31, 2017
Document Information [Line Items]
Entity Registrant Name	Reven Housing REIT, Inc.
Trading Symbol	RVEN
Entity Central Index Key	0001487782
Entity Filer Category	Smaller Reporting Company
Document Type	S-11/A
Amendment Flag	true
Document Period End Date	Mar. 31, 2017
Amendment Description	To amend previous S-11 filed on May 5, 2017